VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.5%
Australia : 7.7%
BHP Group Ltd. (ADR) † 87,028 $ 4,851,811
Evolution Mining Ltd. 66,965 478,120
Fortescue Ltd. † 84,309 1,045,777
Glencore PLC (GBP) 364,828 1,681,948
Northern Star Resources Ltd. 57,944 906,249
Rio Tinto Ltd. † 12,914 1,043,335
Rio Tinto PLC (ADR) 42,191 2,785,028
Woodside Energy Group Ltd.
(ADR) † 35,385 532,544
13,324,812
Brazil : 4.1%
Centrais Eletricas Brasileiras
SA (ADR) † 90,755 900,290
Kablin SA 131,300 444,771
Petroleo Brasileiro SA -
Petrobras (ADR) 50,040 591,473
Suzano SA (ADR) † 57,294 538,564
Vale SA (ADR) 161,503 1,753,922
Wheaton Precious Metals
Corp. (USD) 15,744 1,760,809
Yara International ASA (NOK) 29,286 1,073,636
7,063,465
Burkina Faso : 0.2%
IAMGOLD Corp. (USD) * 34,066 440,473
Underline
Canada : 14.6%
Agnico Eagle Mines Ltd.
(USD) 23,180 3,907,221
Alamos Gold, Inc. (USD) 20,895 728,400
Barrick Mining Corp. (USD) 75,615 2,477,903
Cameco Corp. (USD) 18,838 1,579,755
Canadian Natural Resources
Ltd. (USD) 38,383 1,226,721
Enbridge, Inc. (USD) † 47,133 2,378,331
Equinox Gold Corp. (USD) * 43,419 487,161
Franco-Nevada Corp. (USD) 7,669 1,709,497
Kinross Gold Corp. (USD) 50,976 1,266,753
Lundin Gold, Inc. 5,442 352,670
Northland Power, Inc. † 23,377 391,465
Nutrien Ltd. (USD) † 68,984 4,050,051
Pan American Silver Corp.
(USD) 20,450 792,028
Pembina Pipeline Corp.
(USD) † 13,213 534,598
Suncor Energy, Inc. (USD) 26,969 1,127,574
TC Energy Corp. (USD) 18,922 1,029,546
Teck Resources Ltd. (USD) † 23,250 1,020,442
West Fraser Timber Co. Ltd.
(USD) † 4,812 327,120
25,387,236
China : 1.0%
China Hongqiao Group Ltd.
(HKD) 161,000 545,389
Wilmar International Ltd.
(SGD) 525,664 1,163,181
1,708,570
Number
of Shares Value
Denmark : 0.8%
Orsted AS 144A * 15,088 $ 262,666
Vestas Wind Systems A/S 60,495 1,151,761
1,414,427
Finland : 0.8%
Stora Enso Oyj † 42,301 465,895
UPM-Kymmene Oyj † 36,575 1,002,476
1,468,371
France : 1.7%
TotalEnergies SE (ADR) † 48,361 2,886,668
Underline
Germany : 2.7%
Bayer AG 139,211 4,638,244
Underline
India : 1.2%
Reliance Industries Ltd.
(USD) 144A (GDR) 33,232 2,029,951
Underline
Indonesia : 0.4%
Barito Renewables Energy
Tbk PT 1,240,200 697,682
Underline
Israel : 0.0%
Enlight Renewable Energy
Ltd. * 1 25
Underline
Italy : 0.5%
Eni SpA (ADR) † 26,491 925,860
Underline
Japan : 2.2%
JFE Holdings, Inc. † 34,564 424,713
Kubota Corp. † 150,800 1,897,278
Nippon Steel Corp. † 253,000 1,043,453
Oji Holdings Corp. † 74,676 409,142
3,774,586
Liechtenstein : 0.5%
Antofagasta PLC (GBP) 21,420 797,408
Underline
Luxembourg : 0.5%
ArcelorMittal SA (USD) † 22,697 820,497
Underline
Mexico : 1.4%
Grupo Mexico SAB de CV † 156,564 1,364,048
Industrias Penoles SAB de
CV * † 11,400 508,981
Southern Copper Corp.
(USD) 5,234 635,198
2,508,227
New Zealand : 0.4%
Contact Energy Ltd. 74,321 392,742
Meridian Energy Ltd. 120,605 390,063
782,805
Norway : 1.1%
Equinor ASA (ADR) 20,128 490,721
Mowi ASA 70,444 1,490,546
1,981,267
Portugal : 0.5%
EDP SA 169,707 806,075
Underline
Russia : 0.0%
Evraz PLC (GBP) *∞ 10,824 0
Gazprom PJSC *∞ 125,520 0
GMK Norilskiy Nickel PAO *∞ 128,400 0

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Russia (continued)
GMK Norilskiy Nickel PAO
(ADR) *∞ 17 $ 0
LUKOIL PJSC *∞ 3,739 0
Novatek PJSC *∞ 19,580 0
Novolipetsk Steel PJSC * 26,910 0
PhosAgro PJSC *∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Rosneft Oil Co. PJSC *∞ 13,000 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0
Surgutneftegas PAO *∞ 371,430 0
Tatneft PJSC (ADR) *∞ 2,680 0
0
South Africa : 2.8%
Anglo American PLC (GBP) 45,106 1,702,534
Gold Fields Ltd. (ADR) 32,915 1,381,113
Harmony Gold Mining Co.
Ltd. (ADR) 25,560 463,914
Impala Platinum Holdings
Ltd. 40,417 515,952
Valterra Platinum Ltd. 10,908 779,236
4,842,749
South Korea : 0.4%
POSCO Holdings, Inc. (ADR) † 15,034 739,823
Underline
Spain : 3.6%
Iberdrola SA 335,742 6,360,512
Underline
Sweden : 0.8%
Boliden AB * 14,092 575,781
Holmen AB † 8,935 339,812
Svenska Cellulosa AB SCA † 37,866 501,709
1,417,302
Taiwan : 0.3%
China Steel Corp. 759,672 484,744
Underline
United Kingdom : 4.2%
BP PLC (ADR) 52,573 1,811,666
CNH Industrial NV (USD) 104,109 1,129,583
Endeavour Mining PLC 9,932 415,744
Shell PLC (ADR) † 55,555 3,973,849
7,330,842
United States : 45.1%
AGCO Corp. † 8,295 888,146
Anglogold Ashanti PLC 19,488 1,370,591
Archer-Daniels-Midland Co. 42,784 2,555,916
Baker Hughes Co. 13,649 664,979
Bloom Energy Corp. * † 10,832 916,062
Bunge Global SA 17,079 1,387,669
CF Industries Holdings, Inc. 20,565 1,844,681
Cheniere Energy, Inc. 4,300 1,010,414
Chevron Corp. 53,670 8,334,414
Coeur Mining, Inc. * 30,629 574,600
ConocoPhillips 21,968 2,077,953
Corteva, Inc. 72,179 4,881,466
Number
of Shares Value
United States (continued)
Darling Ingredients, Inc. * 27,503 $ 849,018
Deere & Co. 17,967 8,215,590
Devon Energy Corp. 12,483 437,654
Diamondback Energy, Inc. 3,892 556,945
EOG Resources, Inc. 7,990 895,839
EQT Corp. 9,548 519,698
Exxon Mobil Corp. 75,276 8,487,369
First Solar, Inc. * † 5,215 1,150,064
Freeport-McMoRan, Inc. 51,986 2,038,891
Ingredion, Inc. 9,740 1,189,351
Kinder Morgan, Inc. 35,664 1,009,648
Louisiana-Pacific Corp. 4,417 392,406
Marathon Petroleum Corp. 5,388 1,038,483
Mosaic Co. 43,677 1,514,718
Newmont Corp. 39,218 3,306,470
NextEra Energy, Inc. 94,663 7,146,110
Nucor Corp. 7,232 979,430
Occidental Petroleum Corp. 14,086 665,564
ONEOK, Inc. 11,207 817,775
Phillips 66 7,364 1,001,651
Reliance, Inc. 2,077 583,284
Royal Gold, Inc. 2,331 467,552
Schlumberger NV 25,867 889,049
Steel Dynamics, Inc. 6,204 865,024
Targa Resources Corp. 3,572 598,453
The Williams Companies, Inc. 21,224 1,344,540
Toro Co. 12,992 989,990
Tyson Foods, Inc. 37,135 2,016,431
UFP Industries, Inc. 3,941 368,444
Valero Energy Corp. 5,494 935,408
Weyerhaeuser Co. 33,217 823,449
78,601,189
Total Common Stocks
(Cost: $152,073,760) 173,233,810
RIGHTS : 0.1%
Denmark : 0.1%
Orsted AS,
0.00* 191,550 190,863
Total Investments Before Collateral for
Securities Loaned: 99.6%
(Cost: $152,371,782) 173,424,673
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.9%
Money Market Fund: 2.9%
(Cost: $5,034,723)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 5,034,723 5,034,723

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Total Investments: 102.5%
(Cost: $157,406,505) $ 178,459,396
Liabilities in excess of other assets: (2.5)% (4,369,384)
NET ASSETS: 100.0% $ 174,090,012
Definitions:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $23,587,937.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,292,617, or 1.3% of net assets.